Long-Term Debt	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Long-Term Debt	Long-Term Debt

	December 31 2022	December 31 2021
	$	$
Senior unsecured notes	298.6	298.2
Revolving credit facility	533.0	543.3
Term loan	307.2	307.9
Notes payable	62.4	64.7
Software financing obligations	34.6	31.0
	1,235.8	1,245.1
Less current portion	52.2	51.0
Long-term portion	1,183.6	1,194.1

Senior unsecured notes
The Company has $300 of senior unsecured notes (the notes) that mature on October 8, 2027. The notes bear interest at a fixed rate of 2.048% per annum, which is payable in Canadian funds semi-annually on April 8th and October 8th of each year. The notes rank pari passu with all other debt and future indebtedness of the Company.

Revolving credit facility and term loan
The Company has syndicated senior credit facilities consisting of a senior revolving credit facility in the maximum amount of $800 and a senior term loan of $310 in two tranches. Additional funds of $600 can be accessed subject to approval and under the same terms and conditions. On December 8, 2022, the Company amended the syndicated senior credit facilities to change certain terms and conditions, including extending the maturity dates for the revolving credit facility from October 29, 2026 to December 8, 2027, the $150 tranche B of the term loan from October 29, 2024 to December 8, 2025, and the $160 tranche C of the term loan from October 29, 2026 to December 8, 2027. The amendments to the terms and conditions were not considered to be substantial. As such, the amendments were accounted for as a debt modification.

The revolving credit facility and the term loan are unsecured and may be repaid from time to time at the option of the Company. At December 31, 2022, $376.0 (2021 - $403.0) of the revolving credit facility was payable in Canadian funds and $157.0 (US$116.0) (2021 - $140.3 (US$111.0)) was payable in US funds. As at December 31, 2022 and 2021, both tranches of the term loan were payable in Canadian funds. The average interest rate for the revolving credit facility and term loan at December 31, 2022, was 6.09% (2021 – 2.15%).

The funds available under the revolving credit facility are reduced by overdrafts (included in bank indebtedness in the consolidated statements of financial position) and outstanding letters of credit issued pursuant to the facility agreement. At December 31, 2022, the Company had issued outstanding letters of credit that expire at various dates before October 2023, are payable in various currencies, and total $2.6 (2021 – $5.8). These letters of credit were issued in the normal course of operations, including the guarantee of certain office rental obligations. At December 31, 2022, $223.6 (2021 – $243.7) was available under the revolving credit facility.
Bank indebtedness
On December 23, 2022, the Company entered into an uncommitted unsecured multicurrency credit facility of up to £20 that is repayable on demand. The average interest rate for the facility at December 31, 2022, was 5.18% and the amount drawn was $24.6 (£15.0).

Bank indebtedness also includes overdrafts drawn under the terms of the Company’s syndicated senior credit facilities of $12.7 (2021 - nil) payable in Canadian funds and $28.1 (US$20.7) (2021 - $7.2 (US - $5.7)) payable in US funds.

Notes payable
Notes payable consists primarily of notes payable for acquisitions (note 7) and repayment is contingent on selling shareholders complying with the terms of the acquisition agreements. The weighted average interest rate on the notes payable at December 31, 2022, was 1.6% (2021 – 1.5%). Notes payable may be supported by promissory notes and are due at various times from 2023 to 2025. The aggregate maturity value of the notes of $62.8
(2021 - $65.3) is comprised of:

	December 31, 2022		December 31, 2021
	CAD	Foreign currency	CAD	Foreign currency
Australian dollars	22.8	24.7	55.4	60.3
British pounds	28.6	17.5	4.0	2.4
Other currencies	11.4	8.5	5.9	5.3

Software financing obligations
The Company has financing obligations for software, included in intangible assets, bearing interest at rates up to 5.94% (2021 - up to 4.69%). These obligations expire at various dates before October 2027. Software additions acquired through software financing obligations during 2022 were $19.3 (2021 - $44.4) and have been excluded from the consolidated statement of cash flows (note 32).

Letter of credit and surety facilities
The Company has a separate letter of credit facility outside of its revolving credit facility that provides letters of credit up to $100. At December 31, 2022, $66.9 (2021 – $76.5) in aggregate letters of credit outside of the Company’s credit facilities were issued and outstanding. These were issued in various currencies. Of these letters of credit, $54.6 (2021 – $63.7) expire at various dates before January 2024 and $12.3 (2021 – $12.8) have open-ended terms.

The Company has surety facilities related to Construction Services (which was sold in 2018), to accommodate the issuance of bonds for certain types of project work. At December 31, 2022, the Company retained bonds of $27.1 (US$20.0) (2021 - $65.5 (US$51.8)) in US funds that will expire on completion of the associated projects. The estimated completion dates of these projects are before March 2024. Although the Company remains obligated for these instruments, the purchaser of the Construction Services business has indemnified the Company for any obligations that may arise from these bonds.

The Company also has $18.8 (2021 - $10.1) in bonds for our continuing operations that will expire on completion of the associated projects. The estimated completion dates of these projects are before August 2029.